Equity (Details Narrative) - USD ($)												3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 25, 2023	Oct. 13, 2023	Oct. 05, 2023	Mar. 21, 2023	Feb. 21, 2023	Feb. 07, 2023	Feb. 06, 2023	Jan. 09, 2023	Jan. 04, 2023	Jan. 03, 2023	Aug. 04, 2022	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Aug. 09, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Aggregate authorized capital												5,505,000,000		5,505,000,000		3,505,000,000
Common Stock, Shares Authorized		5,500,000,000										5,500,000,000		5,500,000,000		5,500,000,000	3,500,000,000
Common stock, par value												$ 0.001		$ 0.001		$ 0.001	$ 0.001
Preferred Stock, Shares Authorized		5,000,000										5,000,000		5,000,000		5,000,000	5,000,000
Common stock, shares outstanding												3,450,665,355		3,450,665,355		2,617,390,830	2,311,123,860
Preferred stock, shares outstanding												2		2		2	0
Common stock issued for cash												$ 189,026		$ 677,378	$ 445,000	$ 445,000	$ 285,499
Common stock issued for cash, shares												6,561	$ 100,878	86,161	508,078	691,520	858,900
Common stock issued for salaries														20,000	29,999	67,399	239,799
Common stock issued for license															3,107,570	3,107,570
Common stock issued for prepaid fees													93,500		242,320	242,320	1,472,450
Common stock issued for cash, shares												$ 129,414	$ 272,919	$ 787,133	$ 943,432	$ 1,313,772	$ 529,735
Preferred stock, voting rights											the Board of Directors designated “Series A Preferred Stock” and caused to be filed a Certificate of Designation pursuant to NRS 78.1955 with the State of Nevada, and upon approval the Board has issued One (1) share of Series A Preferred Stock to Thomas E. Ichim, and One (1) share of Series A Preferred Stock to Timothy G. Dixon. The Holder of the Series A Preferred Stock shall be entitled to vote on all matters subject to a vote or written consent of the holders of the Corporation’s Common Stock, and on all such matters, the share of Series A Preferred Stock shall be entitled to that number of votes equal to the number of votes that all issued and outstanding shares of Common Stock and all other securities of the Corporation are entitled to, as of any such date of determination, on a fully diluted basis, plus One Million (1,000,000) votes, it being the intention that the Holder(s) of the Series A Preferred Stock shall have effective voting control of the Corporation, on a fully diluted basis. The Holder(s) of the Series A Preferred Stock shall vote together with the holders of Common Stock as a single class
Preferred stock, shares issued												2		2		2	0	2
Preferred stock, par value												$ 0.001		$ 0.001		$ 0.001	$ 0.001	$ 0.001
Equity, Attributable to Noncontrolling Interest												$ 1,672		$ 1,672
Common stock, shares authorized																3,500,000,000
Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock issued for cash, shares				15,660,000
Common stock issued for cash, shares								4,000,000		17,000,000
Land Development [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock issued for cash, shares																	1,500,000
Common stock issued for cash																	$ 58,900
Res Nova Bio Inc [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Equity Method Investment, Ownership Percentage												32.00%		32.00%
Convertible Notes Payable [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Conversion of convertible notes										4,054,054				276,254,885		64,139,744	21,690,671
Common stock issued for cash, shares										$ 15,000				$ 787,133		$ 1,313,772	$ 1,019,014
Convertible Notes Payable [Member] | Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Conversion of convertible notes		46,832,386				11,386,719	6,060,606		10,052,083	4,054,054
Common stock issued for cash, shares		$ 41,212				$ 36,438	$ 20,000		$ 36,188	$ 15,000
Land Development [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Conversion of convertible notes														60,000,000
Prepaid Fees [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock issued for cash, shares																11,000,000
Common stock issued for cash																$ 242,320
Common stock issued for prepaid fees, shares																11,000,000
Common stock issued for prepaid fees																$ 242,320
Salaries [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock issued for cash, shares																4,812,259	8,341,723
Common stock issued for cash																$ 67,399	$ 239,799
Common stock issued for salaries, shares														4,081,632		4,812,259
Common stock issued for salaries														$ 20,000		$ 67,399
Land Development [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock issued for salaries														$ 96,000
Consulting Services [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock issued for cash, shares																32,412,577	21,000,000
Common stock issued for cash																$ 691,520	$ 858,900
Common stock issued for cash, shares										3,000,000				47,757,394		32,412,577
Common stock issued for cash, shares										$ 18,000				$ 86,161		$ 691,520
Consulting Services [Member] | Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock issued for cash										18,000
Common stock issued for cash, shares										$ 3,000,000
License [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock issued for cash, shares																149,402,390
Common stock issued for cash																$ 3,107,570
Common stock issued for license, shares																149,402,390
Common stock issued for license																$ 3,107,570
Private Placement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock issued for cash, shares														445,180,614		44,500,000	4,850,075
Common stock issued for cash														$ 677,378		$ 445,000	$ 285,500
Private Placement [Member] | Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock issued for cash, shares	75,749,443		35,702,240		60,224,825
Common stock issued for cash	$ 78,779		$ 34,274
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common Stock, Shares Authorized												5,500,000,000		5,500,000,000
Common stock issued for cash, shares												175,089,179		445,180,614	44,500,000	44,500,000	4,850,075
Common stock issued for cash												$ 175,089		$ 445,180	$ 44,500	$ 44,500	$ 4,850
Common stock issued for cash, shares												1,757,394	9,302,577	47,757,394	25,302,577	32,412,577	21,000,000
Common stock issued for cash, shares												$ 1,757	$ 9,303	$ 47,757	$ 25,303	$ 32,413	$ 21,000
Common stock issued for salaries, shares														4,081,632	1,034,482	4,812,259	8,341,723
Common stock issued for salaries														$ 4,082	$ 1,034	$ 4,812	$ 8,342
Common stock issued for license, shares															149,402,390	149,402,390
Common stock issued for license															$ 149,402	$ 149,402
Common stock issued for prepaid fees, shares													5,000,000		11,000,000	11,000,000	20,000,000
Common stock issued for prepaid fees													$ 5,000		$ 11,000	$ 11,000	$ 20,000
Conversion of convertible notes												79,774,708	17,532,500	276,254,885	41,700,228	64,139,744	21,690,671
Common stock issued for cash, shares												$ 79,775	$ 17,533	$ 276,255	$ 41,700	$ 64,140	$ 21,691
Noncontrolling Interest [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Aggregate authorized capital												505,000,000		505,000,000
Common Stock, Shares Authorized												500,000,000		500,000,000
Common stock, par value												$ 0.0001		$ 0.0001
Preferred Stock, Shares Authorized												5,000,000		5,000,000
Common stock, shares outstanding												18,308,333		18,308,333
Preferred stock, shares outstanding												0		0
Common stock issued for cash
Common stock issued for cash, shares
Common stock issued for salaries
Common stock issued for license
Common stock issued for prepaid fees
Common stock issued for cash, shares